COMMON STOCK (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	Aug. 30, 2023	Mar. 04, 2023	Feb. 28, 2023	Feb. 28, 2023	Feb. 17, 2023	Feb. 28, 2022	Apr. 29, 2021	Apr. 06, 2021	Aug. 31, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2023	May 18, 2021
Class of Stock [Line Items]
Share price	$ 0.19						$ 0.71
Stock based non cash expenses							$ 88,750					$ 88,750
Number of shares issued services	1,043,572
Sale of Stock, Number of Shares Issued in Transaction					11,000,000							2,400,000
Proceeds from issuance of common stock					$ 660,000						$ 660,000	$ 240,000
Common Stock, Shares Authorized			100,000,000	100,000,000		100,000,000					100,000,000	100,000,000	100,000,000	100,000,000
Sale of Stock, Price Per Share					$ 0.04
[custom:LegalAndInvestorExpenses]				$ 553,000
Legal Fees			$ 553,000
Stock Issued During Period, Value, Issued for Services	$ 198,279								$ 198,279	$ 202,500	$ 67,500	$ 215,250
Shares, Issued													48,478,678
Common Stock [Member]
Class of Stock [Line Items]
Number of common shares issued											11,000,000	2,400,000
Number of shares issued services									1,043,572	750,000	250,000	475,000
Coversion of stock, shares		1,699,146				1,699,146						1,699,146
Stock Issued During Period, Value, Issued for Services									$ 10,436	$ 7,500	$ 2,500	$ 4,750
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares conversion		1,105,679				1,105,644						1,105,679
Coversion of stock, shares												1,699,146
Verde Capital LLC [Member]
Class of Stock [Line Items]
Share price								$ 0.15
Stock based non cash expenses								$ 22,500				$ 19,688
Share based compensation over amortized term								1 year
Number of shares issued services								150,000
Millennial Investment [Member]
Class of Stock [Line Items]
Share price			$ 0.27	$ 0.27							$ 0.27
Number of shares issued services											250,000
Non cash expenses											$ 135,000
Purchase Agreements [Member]
Class of Stock [Line Items]
Number of common shares issued							125,000
Services Agreement [Member]
Class of Stock [Line Items]
Share based compensation over amortized term							6 months